Finance costs (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Schedule of finance costs
Finance costs

	2017	2016	2015
	$M	$M	$M
Bank and other loan interest payable	6.3	6.3	6.5
Amortization of issue costs	0.6	0.5	0.9
Foreign exchange loss on financing activities	0.3	—	—
IAS 19R retirement benefits finance charge	1.8	2.1	3.0
Unwind of discount on deferred contingent consideration from acquisitions	0.2	0.4	0.4
Total finance costs	9.2	9.3	10.8